American Century Investments®
Quarterly Portfolio Holdings
Multisector Income
June 30, 2023

Multisector Income - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 39.2%
Aerospace and Defense — 0.8%
Boeing Co., 2.80%, 3/1/24	400,000	391,678
Bombardier, Inc., 7.50%, 2/1/29(1)	115,000	113,801
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	95,000	101,824
TransDigm, Inc., 4.625%, 1/15/29	120,000	106,887
		714,190
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	80,000	62,369
Automobiles — 0.7%
Ford Motor Co., 6.10%, 8/19/32(2)	200,000	194,026
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	202,046
General Motors Financial Co., Inc., 3.80%, 4/7/25	290,000	279,834
		675,906
Banks — 6.1%
Bank of America Corp., VRN, 1.73%, 7/22/27	200,000	178,665
Bank of America Corp., VRN, 2.88%, 10/22/30	365,000	314,542
Bank of America Corp., VRN, 2.57%, 10/20/32	40,000	32,595
Bank of America Corp., VRN, 4.57%, 4/27/33	40,000	37,629
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	300,000	296,063
BPCE SA, 5.15%, 7/21/24(1)	210,000	206,265
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	255,000	251,073
Citigroup, Inc., VRN, 2.01%, 1/25/26	210,000	197,390
Credit Agricole SA, 5.59%, 7/5/26(1)(3)	185,000	184,793
Discover Bank, 3.45%, 7/27/26	270,000	248,688
Discover Bank, VRN, 4.68%, 8/9/28	630,000	576,034
Fifth Third Bank NA, 3.85%, 3/15/26	200,000	184,678
HSBC Holdings Plc, VRN, 0.98%, 5/24/25	440,000	418,759
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	320,000	258,976
Intesa Sanpaolo SpA, 6.625%, 6/20/33(1)	260,000	259,276
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	26,000	23,366
Mitsubishi UFJ Financial Group, Inc., VRN, 2.31%, 7/20/32	135,000	107,557
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	94,000	93,626
Royal Bank of Canada, 6.00%, 11/1/27	137,000	140,350
Santander UK Group Holdings PLC, VRN, 1.09%, 3/15/25	315,000	301,866
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	200,000	203,757
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	200,000	160,764
Toronto-Dominion Bank, 2.45%, 1/12/32	95,000	78,009
Truist Bank, VRN, 2.64%, 9/17/29	520,000	480,215
U.S. Bancorp, VRN, 5.78%, 6/12/29	134,000	134,050
Wells Fargo & Co., VRN, 5.39%, 4/24/34	147,000	146,129
		5,515,115
Biotechnology — 0.5%
Amgen, Inc., 5.25%, 3/2/25	166,000	165,205
Amgen, Inc., 5.25%, 3/2/30	290,000	290,800
		456,005
Broadline Retail — 0.4%
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)(2)	60,000	53,531
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)(2)	350,000	306,665
		360,196

Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	404,000	378,154
Standard Industries, Inc., 4.375%, 7/15/30(1)	120,000	104,040
		482,194
Capital Markets — 2.7%
Charles Schwab Corp., 0.90%, 3/11/26	370,000	327,134
Charles Schwab Corp., VRN, 5.85%, 5/19/34	108,000	109,683
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	205,000	183,271
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	136,000	121,027
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	178,000	165,383
LPL Holdings, Inc., 4.625%, 11/15/27(1)	225,000	211,189
Morgan Stanley, VRN, 2.63%, 2/18/26	156,000	147,977
Morgan Stanley, VRN, 5.16%, 4/20/29	127,000	125,544
Morgan Stanley, VRN, 2.70%, 1/22/31	370,000	314,837
Morgan Stanley, VRN, 2.51%, 10/20/32	45,000	36,368
Morgan Stanley, VRN, 6.34%, 10/18/33	85,000	90,462
Nasdaq, Inc., 5.35%, 6/28/28	260,000	260,554
Owl Rock Capital Corp., 3.40%, 7/15/26	379,000	336,024
		2,429,453
Chemicals — 0.6%
Celanese US Holdings LLC, 5.90%, 7/5/24	310,000	309,441
Tronox, Inc., 4.625%, 3/15/29(1)	260,000	216,303
		525,744
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 6.375%, 2/1/31(1)	200,000	201,440
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)	250,000	248,438
		449,878
Consumer Finance — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 10/29/24	845,000	794,004
Aviation Capital Group LLC, 6.375%, 7/15/30(1)	185,000	183,619
Navient Corp., 6.125%, 3/25/24	215,000	213,512
		1,191,135
Consumer Staples Distribution & Retail — 0.4%
United Natural Foods, Inc., 6.75%, 10/15/28(1)	392,000	325,409
Containers and Packaging — 0.8%
Berry Global, Inc., 5.50%, 4/15/28(1)	440,000	433,375
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	110,000	111,513
Sealed Air Corp., 5.00%, 4/15/29(1)	230,000	214,252
		759,140
Distributors — 0.4%
LKQ Corp., 6.25%, 6/15/33(1)	390,000	393,130
Diversified REITs — 1.4%
Extra Space Storage LP, 5.50%, 7/1/30	185,000	183,709
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27(2)	435,000	366,396
Spirit Realty LP, 4.00%, 7/15/29	295,000	259,907
VICI Properties LP, 4.375%, 5/15/25	230,000	222,491
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	270,000	237,959
		1,270,462
Diversified Telecommunication Services — 1.9%
AT&T, Inc., 5.40%, 2/15/34	215,000	215,475
AT&T, Inc., 4.50%, 5/15/35	195,000	179,368
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	160,000	135,933
Sprint Capital Corp., 6.875%, 11/15/28	852,000	903,881
Sprint Capital Corp., 8.75%, 3/15/32	170,000	205,653
Verizon Communications, Inc., 2.55%, 3/21/31	120,000	100,228
		1,740,538

Electric Utilities — 0.8%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	300,000	239,769
Pacific Gas & Electric Co., 6.40%, 6/15/33	70,000	69,666
Palomino Funding Trust I, 7.23%, 5/17/28(1)	250,000	250,423
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	191,933	164,385
		724,243
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	272,000	271,954
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	89,000	83,052
Financial Services — 1.2%
Deutsche Bank AG, 0.90%, 5/28/24	270,000	256,638
Deutsche Bank AG, VRN, 1.45%, 4/1/25	230,000	218,621
Deutsche Bank AG, Series E, 0.96%, 11/8/23	250,000	245,008
Global Payments, Inc., 4.45%, 6/1/28	355,000	333,418
		1,053,685
Ground Transportation — 0.6%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	200,000	193,572
United Rentals North America, Inc., 6.00%, 12/15/29(1)	345,000	344,524
		538,096
Health Care Equipment and Supplies — 0.5%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	235,000	218,038
Medline Borrower LP, 3.875%, 4/1/29(1)	245,000	213,152
		431,190
Health Care Providers and Services — 1.2%
Centene Corp., 3.375%, 2/15/30	230,000	197,878
IQVIA, Inc., 6.50%, 5/15/30(1)	200,000	202,225
Owens & Minor, Inc., 6.625%, 4/1/30(1)(2)	375,000	340,586
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	180,000	173,459
Tenet Healthcare Corp., 4.25%, 6/1/29	150,000	135,658
		1,049,806
Hotels, Restaurants and Leisure — 1.4%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	84,000	73,425
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	93,000	93,478
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	230,000	214,295
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	180,000	182,474
Scientific Games International, Inc., 7.25%, 11/15/29(1)	284,000	284,611
Station Casinos LLC, 4.625%, 12/1/31(1)	300,000	253,064
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	215,000	203,915
		1,305,262
Insurance — 0.7%
Allstate Corp., 5.25%, 3/30/33	272,000	271,402
Athene Global Funding, 2.51%, 3/8/24(1)	350,000	340,479
		611,881
Life Sciences Tools and Services — 0.5%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	108,000	110,724
Illumina, Inc., 5.80%, 12/12/25	380,000	381,070
		491,794
Machinery — 0.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)	254,000	269,753
Media — 2.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	540,000	526,530
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	470,000	355,695
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	235,000	221,085
Cox Communications, Inc., 5.70%, 6/15/33(1)	175,000	176,595

Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	495,000	448,871
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	400,000	265,557
Gray Television, Inc., 4.75%, 10/15/30(1)(2)	235,000	159,615
Paramount Global, 4.00%, 1/15/26	182,000	173,303
Warner Media LLC, 3.80%, 2/15/27	187,000	169,123
		2,496,374
Metals and Mining — 0.9%
ATI, Inc., 4.875%, 10/1/29	230,000	207,530
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	330,000	318,351
South32 Treasury Ltd., 4.35%, 4/14/32(1)	280,000	245,952
		771,833
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	431,000	407,377
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	92,000	80,022
		487,399
Multi-Utilities — 0.3%
Sempra Energy, VRN, 4.125%, 4/1/52	300,000	243,089
Oil, Gas and Consumable Fuels — 4.5%
Antero Resources Corp., 7.625%, 2/1/29(1)	82,000	83,279
Antero Resources Corp., 5.375%, 3/1/30(1)	330,000	305,804
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	250,000	252,953
Civitas Resources, Inc., 8.375%, 7/1/28(1)(2)	240,000	243,012
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	400,000	375,128
Ecopetrol SA, 5.875%, 9/18/23	185,000	184,633
Energean Israel Finance Ltd., 8.50%, 9/30/33(1)(3)	150,000	150,000
EnLink Midstream LLC, 6.50%, 9/1/30(1)	240,000	239,975
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	240,000	242,530
Geopark Ltd., 5.50%, 1/17/27(1)	260,000	211,285
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	353,031
Occidental Petroleum Corp., 6.375%, 9/1/28	350,000	356,129
Occidental Petroleum Corp., 6.125%, 1/1/31	250,000	254,104
Petrobras Global Finance BV, 6.50%, 7/3/33(3)	250,000	245,000
Petroleos Mexicanos, 5.95%, 1/28/31	300,000	219,390
Southwestern Energy Co., 5.375%, 3/15/30	400,000	373,655
		4,089,908
Passenger Airlines — 0.5%
American Airlines, Inc., 7.25%, 2/15/28(1)	166,000	165,183
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	108,461	107,549
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	220,000	221,840
		494,572
Pharmaceuticals — 0.2%
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	245,000	217,708
Retail REITs — 0.6%
NNN REIT, Inc., 4.30%, 10/15/28	568,000	528,958
Semiconductors and Semiconductor Equipment — 0.5%
Intel Corp., 5.20%, 2/10/33	300,000	302,998
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	210,000	171,256
		474,254
Specialized REITs — 1.0%
American Tower Corp., 5.25%, 7/15/28	240,000	237,432
Equinix, Inc., 2.90%, 11/18/26	110,000	100,955
Equinix, Inc., 1.80%, 7/15/27	120,000	104,083
Iron Mountain, Inc., 5.625%, 7/15/32(1)	480,000	430,106
		872,576

Specialty Retail†
Advance Auto Parts, Inc., 5.90%, 3/9/26	48,000	47,485
Trading Companies and Distributors — 0.6%
Air Lease Corp., 3.125%, 12/1/30	610,000	508,776
Wireless Telecommunication Services — 0.1%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	100,000	67,193
TOTAL CORPORATE BONDS (Cost $36,218,366)		35,481,705
U.S. TREASURY SECURITIES — 30.1%
U.S. Treasury Notes, 1.50%, 2/15/25(4)	1,000,000	944,043
U.S. Treasury Notes, 3.875%, 3/31/25	1,500,000	1,471,192
U.S. Treasury Notes, 3.875%, 4/30/25	2,500,000	2,451,563
U.S. Treasury Notes, 4.00%, 2/15/26	900,000	886,307
U.S. Treasury Notes, 4.625%, 3/15/26	7,300,000	7,308,840
U.S. Treasury Notes, 3.75%, 4/15/26	3,500,000	3,426,035
U.S. Treasury Notes, 3.625%, 5/15/26	2,500,000	2,439,355
U.S. Treasury Notes, 4.125%, 6/15/26	1,500,000	1,485,000
U.S. Treasury Notes, 2.00%, 11/15/26	350,000	323,818
U.S. Treasury Notes, 4.00%, 2/29/28	2,400,000	2,382,703
U.S. Treasury Notes, 3.625%, 5/31/28	3,000,000	2,934,609
U.S. Treasury Notes, 3.875%, 11/30/29	200,000	198,227
U.S. Treasury Notes, 4.125%, 11/15/32	500,000	511,016
U.S. Treasury Notes, 3.50%, 2/15/33	500,000	487,109
TOTAL U.S. TREASURY SECURITIES (Cost $27,562,463)		27,249,817
COLLATERALIZED LOAN OBLIGATIONS — 8.9%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.42%, (1-month SOFR plus 1.31%), 6/15/36(1)	259,487	255,911
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class AS, VRN, 6.71%, (1-month SOFR plus 1.56%), 9/15/34(1)	83,415	83,287
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class D, VRN, 7.71%, (1-month SOFR plus 2.56%), 9/15/34(1)	261,500	257,433
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.19%, (1-month LIBOR plus 0.97%), 12/15/35(1)	352,000	345,986
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.54%, (1-month LIBOR plus 1.35%), 11/15/36(1)	144,500	141,794
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.01%, (3-month LIBOR plus 1.75%), 4/15/30(1)	150,000	145,042
Barings CLO Ltd., Series 2016-2A, Class DR2, VRN, 8.40%, (3-month LIBOR plus 3.15%), 1/20/32(1)	90,000	85,986
BDS Ltd., Series 2020-FL5, Class AS, VRN, 6.56%, (1-month SOFR plus 1.46%), 2/16/37(1)	200,000	196,337
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.08%, (1-month LIBOR plus 0.92%), 1/18/36(1)	112,709	110,670
BXMT Ltd., Series 2021-FL4, Class A, VRN, 6.31%, (1-month SOFR plus 1.16%), 5/15/38(1)	265,000	252,887
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.05%, (3-month LIBOR plus 1.80%), 7/20/30(1)	250,000	246,245
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.11%, (3-month LIBOR plus 1.85%), 10/15/31(1)	175,663	175,153
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/32(1)	199,630	198,382
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 8.90%, (3-month LIBOR plus 3.65%), 7/20/30(1)	250,000	234,870
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.11%, (3-month LIBOR plus 1.85%), 11/16/30(1)	100,000	96,764
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.02%, (3-month LIBOR plus 1.70%), 11/15/28(1)	250,000	244,433
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 7.59%, (1-month LIBOR plus 2.40%), 9/15/37(1)	132,500	129,272
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.56%, (1-month LIBOR plus 1.40%), 6/16/36(1)	330,000	318,778
HGI CRE CLO Ltd., Series 2021-FL2, Class B, VRN, 6.66%, (1-month LIBOR plus 1.50%), 9/17/36(1)	376,000	359,179
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 7.65%, (3-month SOFR plus 2.60%), 7/20/31(1)	250,000	247,751
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 8.20%, (3-month LIBOR plus 2.95%), 1/14/28(1)	250,000	246,060
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 9.62%, (3-month LIBOR plus 4.35%), 1/22/28(1)	275,000	260,008
MF1 Ltd., Series 2020-FL4, Class D, VRN, 9.36%, (1-month SOFR plus 4.21%), 11/15/35(1)	356,000	344,683
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 7.41%, (3-month LIBOR plus 2.15%), 10/21/30(1)	275,000	267,692

Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.27%, (3-month LIBOR plus 2.00%), 7/19/30(1)		175,000	169,577
Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 7.75%, (3-month LIBOR plus 2.50%), 7/20/29(1)		175,000	168,187
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2, VRN, 7.64%, (3-month SOFR plus 2.65%), 1/15/31(1)		250,000	249,578
PFP Ltd., Series 2021-7, Class A, VRN, 6.04%, (1-month LIBOR plus 0.85%), 4/14/38(1)		9,603	9,543
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, VRN, 6.10%, (1-month LIBOR plus 0.95%), 7/25/36(1)		97,928	94,844
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 7.05%, (1-month LIBOR plus 1.90%), 7/25/36(1)		250,000	236,068
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.37%, (1-month SOFR plus 2.30%), 6/17/37(1)		198,000	197,073
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.75%, (1-month SOFR plus 2.75%), 5/19/38(1)		124,000	123,544
Silver Creek CLO Ltd., Series 2014-1A, Class CR, VRN, 7.55%, (3-month LIBOR plus 2.30%), 7/20/30(1)		300,000	293,572
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 6.95%, (3-month LIBOR plus 1.70%), 1/20/32(1)		250,000	241,661
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.06%, (3-month LIBOR plus 1.80%), 1/15/30(1)		250,000	241,138
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.36%, (1-month LIBOR plus 1.20%), 3/15/38(1)		239,502	230,476
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.65%, (3-month LIBOR plus 2.40%), 9/15/30(1)		200,000	194,706
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, VRN, 6.31%, (3-month LIBOR plus 1.06%), 10/20/29(1)		212,203	210,819
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.23%, (3-month LIBOR plus 0.98%), 7/20/30(1)		104,415	103,841
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,046,652)			8,009,230
ASSET-BACKED SECURITIES — 7.3%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		210,808	158,996
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		100,000	87,567
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		223,798	185,099
Capital Automotive LLC, Series 2017-1A, Class A2, SEQ, 4.18%, 4/15/47(1)		124,635	121,802
CARS-DB4 LP, Series 2020-1A, Class A1, SEQ, 2.69%, 2/15/50(1)		122,927	115,432
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)		200,000	186,307
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	88,389
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		182,996	165,321
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		229,991	208,965
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		197,204	180,490
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		309,861	244,614
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	250,000	171,089
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	135,774
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, SEQ, 6.57%, 10/15/32(1)		$250,000	250,279
Diamond Issuer, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		395,000	337,816
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		325,000	260,419
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, SEQ, 4.47%, 10/25/45(1)		93,500	89,260
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		172,740	157,689
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		300,000	262,260
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		138,174	121,114
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)		210,615	183,415
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		233,420	199,843
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		182,635	155,813
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		364,667	317,177
Nelnet Student Loan Trust, Series 2005-4, Class A4, VRN, 5.41%, (3-month LIBOR plus 0.44%), 3/22/32		76,910	74,216
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		200,380	186,236
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)		350,000	331,045
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		176,472	148,685
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)		33,535	31,477
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		218,750	182,934
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)		260,550	256,624
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)		249,081	219,670
Trinity Rail Leasing LP, Series 2009-1A, Class A, SEQ, 6.66%, 11/16/39(1)		111,089	110,230

Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, SEQ, 1.65%, 9/15/45(1)	492,000	441,399
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	250,000	224,077
TOTAL ASSET-BACKED SECURITIES (Cost $7,211,655)		6,591,523
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.42%, (1-month SOFR plus 2.27%), 11/15/34(1)	172,000	85,096
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 8.11%, (1-month SOFR plus 2.96%), 11/15/34(1)	183,000	63,135
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	350,000	280,161
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.19%, (1-month LIBOR plus 2.00%), 9/15/36(1)	400,000	378,442
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.28%, (1-month SOFR plus 3.13%), 6/15/40(1)	212,000	211,804
BX Trust, Series 2018-GW, Class C, VRN, 6.66%, (1-month LIBOR plus 1.47%), 5/15/35(1)	249,000	245,024
BX Trust, Series 2021-ARIA, Class G, VRN, 8.34%, (1-month LIBOR plus 3.14%), 10/15/36(1)	186,000	172,105
BXP Trust, Series 2017-CC, Class D, VRN, 3.67%, 8/13/37(1)	180,000	131,420
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, VRN, 4.90%, 1/10/36(1)	280,000	278,469
CSMC Trust, Series 2021-BHAR, Class B, VRN, 6.69%, (1-month LIBOR plus 1.50%), 11/15/38(1)	135,000	131,725
DBGS Mortgage Trust, Series 2018-BIOD, Class D, VRN, 6.74%, (1-month LIBOR plus 1.55%), 5/15/35(1)	319,817	312,947
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.04%, (1-month LIBOR plus 2.85%), 7/15/38(1)	171,545	166,696
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	120,000	113,522
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 6.89%, (1-month SOFR plus 1.75%), 12/15/36(1)	163,000	160,085
GS Mortgage Securities Corportation Trust, Series 2018-HULA, Class C, VRN, 6.64%, (1-month LIBOR plus 1.45%), 7/15/25(1)	132,642	130,132
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	175,000	159,791
Med Trust, Series 2021-MDLN, Class F, VRN, 9.19%, (1-month LIBOR plus 4.00%), 11/15/38(1)	218,253	206,779
MHP Trust, Series 2022-MHIL, Class D, VRN, 6.76%, (1-month SOFR plus 1.61%), 1/15/27(1)	294,413	279,783
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.69%, (1-month LIBOR plus 1.50%), 1/15/36(1)	154,000	140,657
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,996,094)		3,647,773
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Private Sponsor Collateralized Mortgage Obligations — 2.7%
Agate Bay Mortgage Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(1)	9,463	8,457
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	116,814	109,056
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	400,000	253,095
Angel Oak Mortgage Trust, Series 2021-7, Class A3, VRN, 2.34%, 10/25/66(1)	342,613	281,643
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 8.75%, (1-month LIBOR plus 3.60%), 6/25/30(1)	156,834	158,033
Bellemeade RE Ltd., Series 2018-1A, Class M2, VRN, 8.05%, (1-month LIBOR plus 2.90%), 4/25/28(1)	110,681	111,154
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.10%, (1-month LIBOR plus 1.95%), 7/25/29(1)	151,983	152,367
Bellemeade RE Ltd., Series 2020-2A, Class M2, VRN, 11.15%, (1-month LIBOR plus 6.00%), 8/26/30(1)	163,654	166,687
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	304,002	210,476
Home RE Ltd., Series 2020-1, Class B1, VRN, 12.15%, (1-month LIBOR plus 7.00%), 10/25/30(1)	225,000	230,159
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.92%, (30-day average SOFR plus 2.85%), 10/25/34(1)	75,000	75,478
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.47%, 5/25/65(1)	250,000	211,883
Triangle Re Ltd., Series 2020-1, Class M2, VRN, 10.75%, (1-month LIBOR plus 5.60%), 10/25/30(1)	16,405	16,447
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.05%, (1-month LIBOR plus 3.90%), 8/25/33(1)	104,562	105,222
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 6.97%, (30-day average SOFR plus 1.90%), 2/25/34(1)	136,454	136,765
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)	315,000	225,925
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	1,502	1,273
		2,454,120
U.S. Government Agency Collateralized Mortgage Obligations — 1.2%
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.07%, (30-day average SOFR plus 2.00%), 4/25/42(1)	149,579	150,063
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.02%, (30-day average SOFR plus 2.95%), 6/25/42(1)	199,362	203,047
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.22%, (30-day average SOFR plus 2.15%), 9/25/42(1)	142,679	143,591
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	333,648	61,565
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	265,698	47,590
FNMA, Series 2018-C01, Class 1ED2, VRN, 6.00%, (1-month LIBOR plus 0.85%), 7/25/30	44,043	43,829

FNMA, Series 2022-R06, Class 1M1, VRN, 7.82%, (30-day average SOFR plus 2.75%), 5/25/42(1)	118,220	120,582
FNMA, Series 2023-R05, Class 1M1, VRN, 6.97%, (30-day average SOFR plus 1.90%), 6/25/43(1)	298,000	298,000
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	235,613	34,434
		1,102,701
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,840,415)		3,556,821
BANK LOAN OBLIGATIONS(5) — 1.6%
Health Care Providers and Services — 0.4%
Surgery Center Holdings, Inc., 2021 Term Loan, 8.90%, (1-month LIBOR plus 3.75%), 8/31/26	371,758	371,715
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment Corp., Term Loan B, 8.45%, (1-month SOFR plus 3.25%), 2/6/30	179,550	179,784
Passenger Airlines — 0.4%
American Airlines, Inc., 2023 Term Loan B, 8.15%, (1-month SOFR plus 2.75%), 2/15/28	410,000	403,194
Pharmaceuticals — 0.6%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.95%, (1-month LIBOR plus 1.75%), 3/15/28	114,348	114,154
Jazz Financing Lux Sarl, USD Term Loan, 8.69%, (1-month LIBOR plus 3.50%), 5/5/28	389,121	389,016
		503,170
TOTAL BANK LOAN OBLIGATIONS (Cost $1,453,125)		1,457,863
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Mexico — 0.2%
Mexico Government International Bond, 4.875%, 5/19/33	200,000	191,212
Romania — 0.2%
Romanian Government International Bond, 6.625%, 2/17/28(1)	196,000	201,937
Saudi Arabia — 0.3%
Saudi Government International Bond, 4.75%, 1/18/28(1)	122,000	121,108
Saudi Government International Bond, 5.50%, 10/25/32(1)	140,000	147,166
		268,274
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $644,354)		661,423
PREFERRED STOCKS — 0.4%
Industrial Conglomerates — 0.4%
General Electric Co., Series D, 8.88%(2) (Cost $338,512)	340,000	341,275
SHORT-TERM INVESTMENTS — 6.3%
Money Market Funds — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,807	3,807
State Street Navigator Securities Lending Government Money Market Portfolio(6)	1,862,388	1,862,388
		1,866,195
Repurchase Agreements — 2.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $378,995), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $369,429)		369,275
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 5/15/53, valued at $2,042,124), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $2,002,841)		2,002,000
		2,371,275
Treasury Bills(7) — 1.6%
U.S. Treasury Bills, 5.19%, 6/13/24	1,500,000	1,426,112
TOTAL SHORT-TERM INVESTMENTS (Cost $5,666,065)		5,663,582
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $94,977,701)		92,661,012
OTHER ASSETS AND LIABILITIES — (2.4)%		(2,130,801)
TOTAL NET ASSETS — 100.0%		$90,530,211

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	306,629	CAD	409,203	UBS AG	9/15/23	$(2,609)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	117	September 2023	$23,791,219	$(253,615)
U.S. Treasury 5-Year Notes	17	September 2023	1,820,594	(15,846)
U.S. Treasury 10-Year Notes	84	September 2023	9,430,313	(89,367)
U.S. Treasury 10-Year Ultra Notes	81	September 2023	9,593,437	(63,171)
			$44,635,563	$(421,999)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	3	September 2023	$380,719	$(1,943)
U.S. Treasury Ultra Bonds	2	September 2023	272,437	(1,547)
			$653,156	$(3,490)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $38,170,362, which represented 42.2% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,797,549. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $682,543.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,862,388.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.  Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$35,481,705	—
U.S. Treasury Securities	—	27,249,817	—
Collateralized Loan Obligations	—	8,009,230	—
Asset-Backed Securities	—	6,591,523	—
Commercial Mortgage-Backed Securities	—	3,647,773	—
Collateralized Mortgage Obligations	—	3,556,821	—
Bank Loan Obligations	—	1,457,863	—
Sovereign Governments and Agencies	—	661,423	—
Preferred Stocks	—	341,275	—
Short-Term Investments	$1,866,195	3,797,387	—
	$1,866,195	$90,794,817	—
Liabilities
Other Financial Instruments
Futures Contracts	$425,489	—	—
Forward Foreign Currency Exchange Contracts	—	$2,609	—
	$425,489	$2,609	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.